INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 8,258	$ 3,414
Accumulated amortization	3,797	3,025
Amortized cost	4,461	389
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,170	2,170
Accumulated amortization	2,045	1,922
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,015	1,015
Accumulated amortization	1,001	978
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	229	229
Accumulated amortization	146	$ 125
Capitalized development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	411
Video technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,433
Accumulated amortization	$ 605